Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Equity	Dec. 31, 2011 Equity	Dec. 31, 2010 Equity
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	$ 1,110,776,000	$ 1,130,116,000
Company recorded impairment charges	31,000	447,000	1,239,000
Number of equity investments in various banks	1	5	5
Securities (Textual) [Abstract]
Proceeds from the sale of securities	3,700,000	25,400,000
Gross realized gains from sale of securities	746,000	937,000
Par value of a pooled trust preferred security	2,500,000
Fair value was not investment-grade rated	173,000
Exceeded book value corporate bonds	10.00%	10.00%
Carrying values of securities	229,000,000	206,400,000
Collateralized Debt Obligations [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	2,500,000	2,500,000	2,500,000
Securities recognized in AOCI	5,000
Number of equity investments in various banks		10
Residential Mortgage Backed Securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	4,300,000	8,900,000
Private label [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	4,316,000	8,903,000
Company recorded impairment charges		52,000	212,000
Equity securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	1,818,000	2,103,000
Company recorded impairment charges	26,000	317,000	217,000
Trust preferred securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	38,027,000	37,544,000
Standalone trust preferred securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	36,200,000
Credit Related Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges	31,000	447,000
Equity method investments, book value	608,000	2,100,000
Non Credit Related Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges	375,000	548,000
Non Credit Related OTTI [Member]
Schedule of Equity Method Investments [Line Items]
Securities recognized in AOCI	$ 375,000	$ 548,000	$ 600,000